Intangible Assets - Additional Information (Detail) £ in Thousands, $ in Millions				12 Months Ended
	Jan. 25, 2021 GBP (£)	Apr. 23, 2019 GBP (£)	Oct. 28, 2017 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets				£ 0	£ 0
Deferred equity consideration				3,302	1,558
Upfront Payment Received	£ 36,500			50,000
Loss on disposal of intangible assets	10,900
Receipt of future milestones and royalties	254,000
Intangible assets other than goodwill	£ 9,500			24,564	31,648		£ 44,456
Global Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront Payment Received				3,100		$ 4
OncoMed [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of Intangible Assets Other Than Goodwill		£ 12,700
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Deferred equity consideration			£ 7,200
Present value of provision for deferred cash consideration				2,400	£ 300
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets				£ 0